SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation expenses	$ 18,679,658	$ 10,129,541	$ 611,711
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation expenses	13,582,746	6,472,083	404,620
Administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation expenses	$ 5,096,912	$ 3,657,458	$ 207,091